Sequential Quarterly Product Sales - 2017 (Tables)	6 Months Ended
Jun. 30, 2018
Sequential Quarterly Product Sales - 2017
Schedule of sequential quarterly product sales - 2017

	Q1 2017	Actual	CER	Q2 2017	Actual	CER	Q3 2017	Actual	CER	Q4 2017	Actual	CER
	$m	%	%	$m	%	%	$m	%	%	$m	%	%
Oncology
Tagrisso	171	16	19	232	36	34	248	7	5	304	23	22
Iressa	124	5	8	137	10	9	137	—	(1)	130	(5)	(6)
Lynparza	57	(8)	(6)	59	4	2	81	37	33	100	23	22
Imfinzi	—	—	—	1	n/m	n/m	—	—	—	18	n/m	n/m
Calquence	—	—	—	—	—	—	—	—	—	3	n/m	n/m
Legacy:
Faslodex	214	(4)	(3)	248	16	15	241	(3)	(5)	238	(1)	(1)
Zoladex	185	(21)	(12)	178	(4)	(5)	185	4	2	187	1	1
Casodex	56	(7)	(2)	54	(4)	(3)	51	(6)	(9)	54	6	6
Arimidex	52	(9)	(7)	54	4	4	54	—	(2)	57	6	6
Others	26	(10)	(3)	30	15	7	29	(3)	(3)	29	—	3
Total Oncology	885	(5)	—	993	12	11	1,026	3	1	1,120	9	9
CVRM
Brilinta	224	(5)	(4)	272	21	20	284	4	3	299	5	5
Farxiga	207	(13)	(13)	250	21	20	285	14	11	332	16	16
Onglyza	154	3	3	150	(3)	(3)	127	(15)	(17)	180	42	42
Bydureon	153	8	8	146	(5)	(5)	128	(12)	(14)	147	15	15
Byetta	46	(16)	(16)	43	(7)	(7)	39	(9)	(9)	48	23	23
Symlin	14	—	—	11	(21)	(21)	10	(9)	(9)	13	30	30
Qtern	—	—	—	—	—	—	—	—	—	5	n/m	n/m
Legacy:
Crestor	631	—	3	560	(11)	(12)	580	4	2	594	2	2
Seloken/Toprol-XL	186	4	6	181	(3)	(4)	160	(12)	(14)	168	5	4
Atacand	75	(7)	(6)	72	(4)	(5)	80	11	8	73	(9)	(6)
Others	89	3	12	90	1	(3)	80	(11)	(12)	80	—	(4)
Total CVRM	1,779	(2)	—	1,775	—	(1)	1,773	—	(2)	1,939	9	9
Respiratory
Symbicort	677	(9)	(7)	706	4	3	668	(5)	(7)	752	13	12
Pulmicort	337	17	19	226	(33)	(33)	242	7	5	371	53	51
Daliresp/Daxas	44	7	10	48	9	9	53	10	8	53	—	(2)
Tudorza/Eklira	37	3	6	34	(8)	(8)	37	9	6	42	14	14
Duaklir	19	—	—	16	(16)	(15)	21	31	18	23	10	10
Bevespi	1	(67)	(50)	3	n/m	n/m	4	33	33	8	100	100
Others	66	(20)	(19)	66	—	(4)	67	2	4	85	27	30
Total Respiratory	1,181	(2)	(1)	1,099	(7)	(8)	1,092	(1)	(3)	1,334	22	21
Other
Nexium	461	(6)	(4)	595	29	28	469	(21)	(22)	427	(9)	(9)
Synagis	230	(24)	(24)	70	(70)	(70)	153	n/m	n/m	234	53	53
Losec/Prilosec	68	15	18	68	—	(3)	66	(3)	(6)	69	5	5
Seroquel XR	67	(43)	(42)	95	42	38	62	(35)	(36)	108	74	66
Movantik/Moventig	30	15	15	32	7	7	30	(6)	(6)	30	—	—
FluMist/Fluenz	—	n/m	n/m	—	—	—	20	n/m	n/m	58	190	175
Others	142	(42)	(41)	213	50	51	191	(10)	(11)	168	(12)	(12)
Total Other	998	(24)	(22)	1,073	8	7	991	(8)	(9)	1,094	10	10

TOTAL PRODUCT SALES	4,843	(8)	(6)	4,940	2	1	4,882	(1)	(3)	5,487	12	12